Joint operations (Tables)	12 Months Ended
Dec. 31, 2024
Joint operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2024 2023
Total assets
McArthur River Canada 69.81% $ 963,183 $ 1,048,746
Key Lake Canada 83.33% 485,635 504,508
Cigar Lake Canada 54.55% 1,010,646 1,158,583
$ 2,459,464 $ 2,711,837
Total liabilities
McArthur River 69.81% $ 53,373 $ 50,199
Key Lake 83.33% 248,107 244,480
Cigar Lake 54.55% 57,125 48,967
$ 358,605 $ 343,646